INVESTMENTS - Recognition and Measurement of OTTI (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OTTI on Investments disclosures
Total OTTI losses recognized during the period		$ 34	$ 26	$ 163
Less: Impairments recognized in AOCI	[1]	0	8	98
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell		34	18	65
Impairment losses recognized in earnings for securities that the Company intends to sell or more- likely-than-not will be required to sell before recovery		231	406	470
Net impairment losses recognized in earnings	[1]	265	424	$ 535
MSSB
OTTI on Investments disclosures
Percentage of ownership interest held				35.00%
Securities available-for-sale (AFS)
OTTI on Investments disclosures
Total OTTI losses recognized during the period		33	21	$ 9
Less: Impairments recognized in AOCI		0	8	0
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell		33	13	9
Impairment losses recognized in earnings for securities that the Company intends to sell or more- likely-than-not will be required to sell before recovery		182	380	269
Net impairment losses recognized in earnings		215	393	278
Held-to-maturity Securities
OTTI on Investments disclosures
Total OTTI losses recognized during the period		1	5	154
Less: Impairments recognized in AOCI		0	0	98
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell		1	5	56
Impairment losses recognized in earnings for securities that the Company intends to sell or more- likely-than-not will be required to sell before recovery		43	26	0
Net impairment losses recognized in earnings		44	31	56
Other assets
OTTI on Investments disclosures
Total OTTI losses recognized during the period		0	0	0
Less: Impairments recognized in AOCI		0	0	0
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell		0	0	0
Impairment losses recognized in earnings for securities that the Company intends to sell or more- likely-than-not will be required to sell before recovery		6	0	201
Net impairment losses recognized in earnings		$ 6	$ 0	$ 201

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.